Net Income (Loss) Per Share 10Q	6 Months Ended
Jun. 30, 2011
Earnings Per Share
Earnings Per Share [Text Block]

NOTE 11.  Net Income (Loss) Per Share

The following table presents the calculation of basic and diluted net income (loss) per share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010

Net income (loss) attributable to common shareholders	$(18,590,846)	$645,706	$(22,458,795)	$(3,949,082)

Shares used to compute net income (loss) per share - basic	41,400,151	33,846,309	41,291,426	33,675,760

Common share equivalents from exercise of options	—	1,182,037	—	—

Common share equivalents from exercise of warrants	—	11,794	—	—

Shares issuable upon vesting of restricted stock	—	4,876	—	—

Shares used to compute net income (loss) per share - diluted	41,400,151	35,045,016	41,291,426	33,675,760

Net income (loss) per share – basic	$(0.45)	$0.02	$(0.54)	$(0.12)

Net income (loss) per share – diluted	$(0.45)	$0.02	$(0.54)	$(0.12)

No adjustment has been made to the net loss for charges, gains, losses and accretion related to Series A and B RCPS, Series C CPS, Series A-1 convertible preferred stock and convertible promissory notes in the three months ended June 30, 2011, or in the six months ended June 30, 2011 and 2010, as the effect would be anti-dilutive due to the net loss. Further, accretion of $78,790 and the related Series A and B RCPS potentially convertible into 1,772,440 shares of common stock were not reflected in the calculation of diluted earnings per share in the three months ended June 30, 2010, as the accretion per common share obtainable on conversion exceeded basic earnings per share.

The following outstanding stock options, warrants, restricted stock (on an as-converted into common stock basis) and shares issuable or contingently issuable upon conversion of SeriesA and B RCPS, Series C CPS, Series A-1 convertible preferred stock and convertible promissory notes were excluded from the computation of diluted net loss per share attributable to holders of common stock as they had antidilutive effects for the three and six months ended June 30, 2011 and 2010:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010

Common share equivalents issuable upon exercise of common stock options	204,757	—	290,729	1,398,181

Common share equivalents issuable upon exercise of common stock warrants	1,906,332	—	3,353,092	166,704

Shares issuable upon vesting of restricted stock	81,456	—	96,885	2,452

Shares issuable upon conversion of Series A and B RCPS	6,532,599	—	6,532,599	1,652,615

Shares issuable upon conversion of Series C CPS	3,233,734	—	2,018,851	—

Shares issuable upon conversion of Series A-1 convertible preferred stock	11,299,644	—	5,681,037	—

Shares issuable upon conversion of convertible promissory notes	10,308,445	—	5,182,699	—

Total common share equivalents excluded from denominator for diluted earnings per share computation	33,566,967	—	23,155,892	3,219,952